Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets and goodwill (Tables) [Abstract]
Change in intangible assets and goodwill by class

a)   Change in intangible assets and goodwill by class

	R$ thousand
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2017	4,945,313	4,051,898	3,790,418	3,358,689	32,989	16,179,307
Additions/(reductions)	630,755	1,859,905	1,198,396	-	(5,146)	3,683,910
Impairment (2)	-	(162)	(386,265)	-	-	(386,427)
Amortization	-	(1,116,505)	(1,361,269)	(864,686)	(5,782)	(3,348,242)
Balance on December 31, 2018	5,576,068	4,795,136	3,241,280	2,494,003	22,061	16,128,548

Balance on December 31, 2016	4,945,313	2,503,457	3,945,244	4,358,923	44,589	15,797,526
Additions/(reductions)	-	2,549,335	1,203,313	-	(8,944)	3,743,704
Impairment (2)	-	-	(30,683)	-	-	(30,683)
Amortization	-	(1,000,894)	(1,327,456)	(1,000,234)	(2,656)	(3,331,240)
Balance on December 31, 2017	4,945,313	4,051,898	3,790,418	3,358,689	32,989	16,179,307

Composition of goodwill by segment	b) Composition of goodwill by segment
	R$ thousand
	On December 31
	2018	2017
Banking	5,083,686	4,651,347
Insurance	492,382	293,966
Total	5,576,068	4,945,313